Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000176380 | Taiwan Semiconductor Manufacturing9254859
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176380 | Petroleo Brasileiro - Petrobras9254878
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176380 | TotalEnergies9254700
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176380 | Petroleo Brasileiro - Petrobras9254644
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176380 | BP PLC9254703
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176380 | Philip Morris International9254893
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176380 | Bharti Airtel9254752
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176380 | Singapore Telecommunications9254851
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176380 | AIA Group9254715
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176380 | ICICI Bank9254764
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176380 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176380 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176380 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176380 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176380 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176380 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176380 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176380 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176380 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176380 | India
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176380 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000176381 | Taiwan Semiconductor Manufacturing9254859
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176381 | Petroleo Brasileiro - Petrobras9254878
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176381 | TotalEnergies9254700
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176381 | Petroleo Brasileiro - Petrobras9254644
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176381 | BP PLC9254703
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176381 | Philip Morris International9254893
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176381 | Bharti Airtel9254752
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176381 | Singapore Telecommunications9254851
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176381 | AIA Group9254715
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176381 | ICICI Bank9254764
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176381 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176381 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176381 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176381 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176381 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176381 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176381 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176381 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176381 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176381 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176381 | India
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176381 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000176382 | Taiwan Semiconductor Manufacturing9254859
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176382 | Petroleo Brasileiro - Petrobras9254878
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176382 | TotalEnergies9254700
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176382 | Petroleo Brasileiro - Petrobras9254644
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176382 | BP PLC9254703
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176382 | Philip Morris International9254893
Holdings [Line Items]
Percent of Total Investments	2.90%
C000176382 | Bharti Airtel9254752
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176382 | Singapore Telecommunications9254851
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176382 | AIA Group9254715
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176382 | ICICI Bank9254764
Holdings [Line Items]
Percent of Total Investments	2.30%
C000176382 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176382 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176382 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176382 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176382 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176382 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176382 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176382 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176382 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176382 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176382 | India
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176382 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000210821 | Philip Morris International9254921
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210821 | Verizon Communications9254929
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210821 | AT&T9254877
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210821 | American Electric Power9254870
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210821 | TotalEnergies9254962
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210821 | Altria Group9254866
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210821 | Progressive9254923
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210821 | Johnson & Johnson9254909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210821 | Enbridge9254939
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210821 | Cigna Group9254926
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210821 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000210821 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210821 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210821 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210821 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210821 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210821 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210821 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210820 | Philip Morris International9254921
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210820 | Verizon Communications9254929
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210820 | AT&T9254877
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210820 | American Electric Power9254870
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210820 | TotalEnergies9254962
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210820 | Altria Group9254866
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210820 | Progressive9254923
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210820 | Johnson & Johnson9254909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210820 | Enbridge9254939
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210820 | Cigna Group9254926
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210820 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000210820 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210820 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210820 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210820 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210820 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210820 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210819 | Philip Morris International9254921
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210819 | Verizon Communications9254929
Holdings [Line Items]
Percent of Total Investments	4.30%
C000210819 | AT&T9254877
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210819 | American Electric Power9254870
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210819 | TotalEnergies9254962
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210819 | Altria Group9254866
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210819 | Progressive9254923
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210819 | Johnson & Johnson9254909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210819 | Enbridge9254939
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210819 | Cigna Group9254926
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210819 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000210819 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210819 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210819 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210819 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210819 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210819 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210819 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210819 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204822 | AT&T9254913
Holdings [Line Items]
Percent of Total Investments	6.10%
C000204822 | Verizon Communications9254982
Holdings [Line Items]
Percent of Total Investments	5.60%
C000204822 | Philip Morris International9254969
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204822 | Johnson & Johnson9254952
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204822 | Altria Group9254902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204822 | Progressive9254973
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204822 | Occidental Petroleum9254961
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204822 | American Electric Power9254904
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204822 | Cigna Group9254979
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204822 | Allstate9254899
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000204822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000204822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000204822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000204822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000204822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000204821 | AT&T9254913
Holdings [Line Items]
Percent of Total Investments	6.10%
C000204821 | Verizon Communications9254982
Holdings [Line Items]
Percent of Total Investments	5.60%
C000204821 | Philip Morris International9254969
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204821 | Johnson & Johnson9254952
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204821 | Altria Group9254902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204821 | Progressive9254973
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204821 | Occidental Petroleum9254961
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204821 | American Electric Power9254904
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204821 | Cigna Group9254979
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204821 | Allstate9254899
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204821 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000204821 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000204821 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000204821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000204821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000204821 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000204820 | AT&T9254913
Holdings [Line Items]
Percent of Total Investments	6.10%
C000204820 | Verizon Communications9254982
Holdings [Line Items]
Percent of Total Investments	5.60%
C000204820 | Philip Morris International9254969
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204820 | Johnson & Johnson9254952
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204820 | Altria Group9254902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204820 | Progressive9254973
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204820 | Occidental Petroleum9254961
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204820 | American Electric Power9254904
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204820 | Cigna Group9254979
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204820 | Allstate9254899
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000204820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000204820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000204820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000204820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000204820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000228650 | British American Tobacco PLC9255206
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228650 | Petroleo Brasileiro - Petrobras9255254
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228650 | Philip Morris International9255144
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228650 | American Electric Power9255122
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228650 | AT&T9255124
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228650 | Altria Group9255118
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228650 | Enbridge9255177
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228650 | Verizon Communications9255156
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228650 | TotalEnergies9255201
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228650 | Eni9255242
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228650 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000228650 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228650 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228650 | India
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228650 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228650 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228650 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228651 | British American Tobacco PLC9255206
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228651 | Petroleo Brasileiro - Petrobras9255254
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228651 | Philip Morris International9255144
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228651 | American Electric Power9255122
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228651 | AT&T9255124
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228651 | Altria Group9255118
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228651 | Enbridge9255177
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228651 | Verizon Communications9255156
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228651 | TotalEnergies9255201
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228651 | Eni9255242
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228651 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000228651 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228651 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228651 | India
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228651 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228651 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228651 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228652 | British American Tobacco PLC9255101
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228652 | Philip Morris International9255207
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228652 | TotalEnergies9255092
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228652 | Imperial Brands PLC9255104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228652 | Novartis9255063
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228652 | Iberdrola9255086
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228652 | Petroleo Brasileiro - Petrobras9255194
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228652 | Enbridge9255054
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228652 | Nestle9255060
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228652 | Enel9255132
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228652 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228652 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228652 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228652 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228652 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228652 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228652 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228652 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228652 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228652 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228652 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228653 | British American Tobacco PLC9255101
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228653 | Philip Morris International9255207
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228653 | TotalEnergies9255092
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228653 | Imperial Brands PLC9255104
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228653 | Novartis9255063
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228653 | Iberdrola9255086
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228653 | Petroleo Brasileiro - Petrobras9255194
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228653 | Enbridge9255054
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228653 | Nestle9255060
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228653 | Enel9255132
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228653 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228653 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228653 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228653 | India
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228653 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228653 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228653 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228653 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228654 | Verizon Communications9255103
Holdings [Line Items]
Percent of Total Investments	6.40%
C000228654 | AT&T9255023
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228654 | Philip Morris International9255078
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228654 | Altria Group9255012
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228654 | Enbridge9255053
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228654 | American Electric Power9255014
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228654 | Exxon Mobil9255059
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | CME Group9255036
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | Chevron9255029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228654 | Johnson & Johnson9255061
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000228654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000228654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000228654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000228655 | Verizon Communications9255103
Holdings [Line Items]
Percent of Total Investments	6.40%
C000228655 | AT&T9255023
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228655 | Philip Morris International9255078
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228655 | Altria Group9255012
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228655 | Enbridge9255053
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228655 | American Electric Power9255014
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228655 | Exxon Mobil9255059
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | CME Group9255036
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | Chevron9255029
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228655 | Johnson & Johnson9255061
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000228655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000228655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000228655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000228655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%